Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Stock-Based Compensation
14.	Stock-Based Compensation

Legacy Newegg Inc. Stock Based Compensation

Newegg Inc.’s stock-based compensation includes stock option awards issued under Newegg Inc.’s employee incentive plan, as further discussed below. There was no income tax benefit recognized in the consolidated statements of income for stock-based compensation arrangements in any of the periods presented.

The exercise prices of stock options and restricted stock granted were determined contemporaneously by the Newegg Inc.’s Board of Directors based on the estimated fair value of the underlying Class A Common Stock and Series A convertible Preferred Stock. The Newegg Inc. Class A Common Stock and Series A convertible Preferred Stock valuations were based on a combination of the income approach and two market approaches, which were used to estimate the total enterprise value of Newegg Inc. The income approach quantifies the present value of the future cash flows that management expects to achieve from continuing operations. These future cash flows are discounted to their present values using a rate corresponding to Newegg Inc.’s estimated weighted average cost of capital. Newegg Inc.’s weighted average cost of capital is calculated by weighting the required return on interest-bearing debt and common equity capital in proportion to their estimated percentages in Newegg Inc.’s capital structure. The market approach considers multiples of financial metrics based on acquisition values or quoted trading prices of comparable public companies. An implied multiple of key financial metrics based on the trading and transaction values of publicly traded peers is applied to Newegg Inc.’s similar metrics in order to derive an indication of value. A marketability discount is then applied to reflect the fact that Newegg Inc.’s Class A Common Stock and Series A convertible Preferred Stock are not traded on a public exchange. The amount of the discount varies based on management’s expectation of effecting a public offering of Newegg Inc.’s Class A Common Stock within the ensuing 12 months. The enterprise value indications from the income approach and market approaches were used to estimate the fair value of Newegg Inc.’s Class A Common Stock and Series A convertible Preferred Stock in the context of Newegg Inc.’s capital structure as of each valuation date. Each valuation was based on certain estimates and assumptions. If different estimates and assumptions had been used, these valuations could have been different.

At the close of the merger, the holders of Legacy Newegg Inc. stock options continue to hold such options, and such options remain subject to the same vesting, exercise and other terms and conditions. The holders of Legacy Newegg Inc. options, as applicable, may exercise their options to purchase a number of shares of the Company’s Class A Common Stock equal to the number of shares of Legacy Newegg Inc. common stock subject to such Legacy Newegg Inc. options multiplied by the conversion ratio at an exercise price per share divided by the conversion ratio.

2005 Incentive Award Plan:

On September 22, 2005, the Board of Directors approved Newegg Inc.’s 2005 Equity Incentive Plan, which was amended in January 2008, October 2009, December 2011 and September 2015 (the “Incentive Award Plan”). Under the Incentive Award Plan, the Company may grant equity incentive awards to employees, directors, and consultants based on Newegg Inc.’s Class A Common Stock. A committee of the Board of Directors of Newegg Inc. determines the eligibility, types of equity awards, vesting schedules, and exercise prices for equity awards granted. Subject to certain adjustments in the event of a change in capitalization or similar transaction, Newegg Inc. may issue a maximum of 82,952,149   shares of its Class A Common Stock under the Incentive Award Plan. Newegg Inc. issues new shares of Class A Common Stock from its authorized share pool to settle stock-based compensation awards. The exercise price of options granted under the plan shall not be less than the fair value of the Newegg Inc.’s Class A Common Stock as of the date of grant. Options typically vest over the term of four years, and are typically exercisable for a period of 10 years after the date of grant, except when granted to a holder who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of Newegg Inc. any subsidiaries, in which case, the term of the option shall be no more than five years from the date of grant. In September 2015, the Incentive Award Plan was amended to permit additional awards to be made after the tenth anniversary of the original adoption of said plan.

The fair value of each option award granted under the Incentive Award Plan is estimated using the Black-Scholes option pricing model on the date of grant. This model requires the input of highly complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the expected life of the awards and actual and projected employee stock option exercise behavior with the following inputs: risk-free interest rate, expected stock price volatility, forfeiture rate, expected term, dividend yield and weighted average grant date fair value.

The risk-free interest rate is based on the currently available rate on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the option converted into a continuously compounded rate. The expected volatility of stock options is based on a review of the historical volatility and the implied volatility of a peer group of publicly traded companies comparable to the Company. In evaluating comparability, the Company considered factors such as industry, stage of life cycle, and size. After the adoption of Accounting Standards Update No. 2016-09 Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting as of January 1, 2017, the Company elected to recognize the effect of awards for which the requisite service is not rendered when the award is forfeited. The expected term assumption used by the Company reflects the application of the simplified method set out in Securities and Exchange Commission Staff Accounting Bulletin No. 110, Shared-Based Payment. The simplified method defines the expected term of an option as the average of the contractual term of the options and the weighted average vesting period for all option tranches. The dividend yield reflects the Company’s dividend rate on the date of grant. During the years ended December 31, 2023 and 2022, Newegg Inc. did not grant any stock options representing the right to purchase Newegg Inc. Common Stock.

The following table summarizes the activity for all stock options granted:

	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2021	67,036,826	$0.60	8.19	$51,754
Exercised	(1,457,517)
Grant	—
Forfeited or expired	(178,916)	0.73
Outstanding at December 31, 2021	65,400,393	$0.60	7.30	$639,131
Exercised	(6,305,365)	0.61
Grant	—
Forfeited or expired	(59,635)	0.73
Outstanding at December 31, 2022	59,035,393	$0.60	6.46	$42,143
Exercised	(2,178,788)	0.55
Grant	—
Forfeited or expired	(434,128)	0.55
Outstanding at December 31, 2023	56,422,477	$0.60	5.42	$37,431
Vested and expected to vest at December 31, 2023	56,422,477	$0.60	5.42	$37,431
Exercisable at December 31, 2023	48,178,834	$0.59	5.25	$32,194

During the year ended December 31, 2023, stock options were exercised for 2,178,788 of the Company’s common stock. Cash exercises totaled 2,178,788 shares of the Company’s common stock with proceeds of approximately $1.2 million. The exercise prices were $0.55 per share during the year ended December 31, 2023.

During the year ended December 31, 2022, stock options were exercised for 6,305,365 of the Company’s common stock. Cash exercises totaled 4,956,468 shares of the Company’s common stock with proceeds of approximately $2.9 million. Cashless exercises totaled 1,348,897 shares which resulted in the Company issuing 1,059,240 net shares. The exercise prices ranged from $0.55 to $0.73 per share during the year ended December 31, 2022.

During the year ended December 31, 2021, stock options were exercised for 1,457,517 of the Company’s common stock. Cash exercises totaled 371,527 shares of the Company’s common stock with proceeds of approximately $0.3 million. Cashless exercises totaled 1,085,990 shares which resulted in the Company issuing 1,048,298 net shares. The exercise prices ranged from $0.44 to $0.73 per share during the year ended December 31, 2021.

During the years ended December 31, 2023, 2022 and 2021, the total intrinsic value of stock options exercised was $1.7 million, $24.3 million, and $24.2 million, respectively, and the compensation expense for stock options granted included in “Selling, general and administrative expenses” in the consolidated statements of operations totaled $3.1 million, $3.2 million and $3.2 million, respectively.

As of December 31, 2023 and 2022, there were $1.4 million and $4.6 million, respectively, of unrecognized compensation costs related to nonvested options. The weighted average remaining vesting term of the stock option was 0.46 years, 1.46 years and 2.46 years as of December 31, 2023, 2022 and 2021, respectively.

Newegg Commerce, Inc. Stock Based Compensation

2021 Equity Incentive Plan

On November 26, 2021, the Board of Directors approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”). Under the 2021 Plan, the Company may grant equity incentive awards to employees, directors, and consultants based on the Company’s Common Stock. A committee of the Board of Directors of the Company determines the eligibility, types of equity awards, vesting schedules, and exercise prices for equity awards granted. Subject to certain adjustments in the event of a change in control or similar transaction, the Company may issue a maximum of 7,374,900 of its Common Stock under the 2021 Plan. The Company issues new shares of its Common Stock from its authorized share pool to settle stock-based compensation awards.

On July 21, 2022, the Board of Directors approved the amendment of the 2021 Plan to increase the maximum share pool from 7,374,900 to 16,374,900 shares.

The following table summarizes the activity for all restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2021	—	$—
Granted	7,040,998	18.38
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2021	7,040,998	$18.38
Granted	285,000	2.79
Vested	(1,675,007)	18.38
Cancelled	(1,022,720)	18.38
Unvested at December 31, 2022	4,628,271	$17.42
Granted	80,000	1.23
Vested	(1,548,819)	17.53
Cancelled	(164,988)	15.28
Unvested at December 31, 2023	2,994,464	$17.05

During the years ended December 31, 2023 and 2022, the Company granted 80,000 and 285,000 restricted stock units (“RSUs”), respectively, to its executives and employees. The vesting of each RSU is subject to the employee’s continued employment through applicable vesting dates. The RSUs are accounted for as equity awards and are measured at fair value based upon the grant date price of the Company’s common stock. Compensation expense is recognized on a straight-line basis over the requisite service period of four years.

On August 13, 2022 the Company issued 5,560,780 performance-based vesting restricted stock units (“PRSUs”) to one of its executives over four performance periods where 1,386,445 PRSUs were granted for each of the year ended December 31, 2023 and 2022. Each of the four performance periods will have a separate grant date and service inception date, and a separate requisite service period. The PRSUs are accounted for as equity awards and are measured at fair value based upon the grant date price of the Company’s common stock. The vesting of each PRSU is based on financial performance tied to GMV. The vesting of PRSUs is determined at the end of each of the four-year performance periods. The payout can vary from zero to 100% based on actual results and performance goals may be adjusted by the Compensation Committee from time to time in its sole discretion.

The following table summarizes the activity for all performance-based restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2022	—	$—
Granted	1,386,445	3.88
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2022	1,386,445	$3.88
Granted	1,386,445	1.17
Vested	(1,386,445)	3.88
Cancelled	—	—
Unvested at December 31, 2023	1,386,445	$1.17

During the years ended December 31, 2023, 2022 and 2021, the compensation expense for all restricted stock units granted included in “Selling, general and administrative expenses” in the consolidated statements of operations totaled $30.5 million, $30.8 million and $3.1 million, respectively.

As of December 31, 2023 and 2022, there were $51.3 million and $82.9 million, respectively, of unrecognized compensation costs related to restricted stock units.